Net Debt - Summary of Cash and Cash Equivalents, Net of Overdrafts (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents if different from statement of financial position [abstract]
Total cash and cash equivalents	$ 12,428	$ 17,236	$ 15,246
Bank overdrafts and short-term borrowings	(5)
Total cash and cash equivalents, net of overdrafts	$ 12,423	$ 17,236	$ 15,246	$ 13,426